Project and Trade Finance Core Fund
Portfolio of Investments
June 30, 2024 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—91.2%
		Airlines—1.2%
$ 11,000,000	[2]	Maher Terminals, LLC, 7.845% (SOFR CME +2.500%), 11/17/2025	3/7/2024	$10,917,500	$ 10,924,251
		Automotive—0.7%
6,000,000	[2]	JSC UzAuto Motors (“UzAuto Motors”), 9.516% (SOFR CME +4.250%), 8/24/2026	9/18/2023	6,000,000	6,000,000
		Banking—12.5%
EUR 5,000,000	[2]	Akbank T.A.S., 6.545% (6-month EURIBOR +2.750%), 11/4/2024	4/9/2024	5,423,384	5,341,313
$ 2,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.634% (SOFR CME +1.300%), 11/23/2025	6/5/2024	1,989,000	1,989,187
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.784% (SOFR CME +1.450%), 11/23/2026	11/21/2023- 11/30/2023	5,000,000	5,000,000
5,980,000	[2]	Far East Horizon Ltd., 6.834% (1-month USLIBOR +1.400%), 9/10/2024	9/15/2021	5,980,000	5,980,000
6,000,000	[2]	Joint Stock Commercial Bank Agrobank, 8.153% (SOFR CME +3.000%), 1/24/2025	1/29/2024	5,937,000	5,994,232
14,000,000	[2]	Joint-Stock Co. Asakabank, 8.725% (SOFR CME +3.500%), 3/28/2025	10/4/2023- 3/25/2024	13,985,000	14,029,566
11,025,000	[2]	National Bank of Egypt, 8.400% (SOFR CME +3.100%), 7/8/2024	3/28/2024	10,768,691	10,996,547
5,090,909	[2]	Puma International Financing S.A. (Lux Inc.), 7.787% (SOFR CME +2.350%), 6/5/2027	5/30/2024	5,090,909	5,060,256
1,950,000	[2]	Sonangol Finance Limited (“SFL”) incorporated in Cayman Islands, a wholly owned subsidiary of Sonangol EP, 10.704% (SOFR CME +5.750%), 9/15/2027	4/25/2024	1,930,500	1,925,147
EUR 8,000,000	[2]	T.C. Ziraat Bankasi A.S., 5.614% (3-month EURIBOR +1.750%), 4/30/2025	4/17/2024	8,597,285	8,432,468
$ 5,000,000	[2]	T.C. Ziraat Bankasi A.S., 7.340% (SOFR CME +2.000%), 4/16/2025	4/17/2024	4,958,375	4,943,730
15,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 7.283% (SOFR CME +2.000%), 5/21/2025	5/13/2024	15,000,000	14,914,533
7,500,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 8.728% (SOFR CME +3.350%), 9/17/2024	9/13/2023	7,500,000	7,500,000
EUR 10,000,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 6.544% (3-month EURIBOR +2.750%), 12/4/2024	4/9/2024	10,844,325	10,673,634
5,000,000	[2]	Yapi ve Kredi Bankasi A.S., 6.556% (3-month EURIBOR +2.750%), 11/14/2024	4/17/2024	5,331,467	5,343,813
$ 7,000,000	[2]	Zenith Bank PLC, 8.323% (SOFR CME +3.000%), 1/24/2025	2/7/2024	7,000,000	7,000,000
		TOTAL			115,124,426
		Basic Industry - Metals/Mining Excluding Steel—4.9%
16,287,129	[2]	CSN, 7.825% (SOFR CME +2.500%), 12/31/2027	3/26/2024	16,287,129	16,126,419
7,500,000	[2]	Harmony Gold Mining Co. Ltd., 8.160% (SOFR CME +2.830%), 5/31/2027	7/31/2018- 10/2/2019	7,501,917	7,500,000
17,500,000	[2]	Navoi Mining and Metallurgical Co., 10.086% (SOFR CME +4.760%), 4/20/2027	5/18/2022- 5/30/2024	17,366,875	17,500,000
4,480,000	[2]	PJSC MMC Norilsk Nickel, 6.860% (SOFR CME +1.400%), 2/20/2025	11/30/2020	4,424,560	4,245,516
		TOTAL			45,371,935
		Basic Industry - Steel Producers/Products—0.9%
8,500,000	[2]	JSC Uzbek Steel, 9.571% (SOFR CME +4.250%), 8/4/2024	8/22/2023	8,502,250	8,500,175
		Beverages—0.5%
4,852,941	[2]	International Beverage Tashkent, 10.072% (SOFR CME +4.500%), 12/29/2026	12/28/2021- 3/8/2022	4,852,941	4,852,739
		Building & Development—0.1%
4,444,968	[2,3,4,5,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 6/30/2020	4/16/2018	4,370,885	888,993
		Chemicals—0.9%
4,355,000	[2]	Egyptian Ethylene & Derivatives Co. SAE, 9.347% (SOFR CME +4.000%), 9/13/2028	9/22/2023- 10/17/2023	4,355,000	4,355,000

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Chemicals—continued
$ 3,840,000	[2]	PJSC Acron, 7.029% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	$ 3,840,000	$ 3,725,401
		TOTAL			8,080,401
		Communications - Cable & Satellite—0.4%
3,750,000	[2]	IHS Zambia Ltd., 10.590% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	3,745,125	3,763,788
		Communications - Telecom Wirelines—2.2%
7,443,750	[2]	Gridiron Fiber Corp., 9.085% (SOFR CME +3.750%), 8/31/2030	11/22/2023	7,443,750	7,443,750
EUR 11,800,000	[2]	Telekom Srbija a.d. Beograd, 8.709% (6-month EURIBOR +4.950%), 6/1/2026	5/26/2023- 5/30/2023	12,513,412	12,637,216
		TOTAL			20,080,966
		Consumer Cyclical - Automotive—1.3%
11,000,000		INEOS Automotive Ltd. (UK), 6.750%, 12/27/2024	6/26/2024	11,749,099	11,780,455
		Consumer Goods - Food - Wholesale—2.1%
$ 618,750	[2]	Ghana Cocoa Board, 10.118% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	618,750	612,998
1,100,864	[2,3,4,5,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
17,000,000	[2]	Marfrig Global Foods S.A., 7.126% (SOFR CME +1.800%), 4/27/2026	5/24/2024	17,000,000	17,012,657
5,000,000	[2,3,4,5,6]	Molino Canuelas, 7.432% (3-month USLIBOR +7.000%), 12/16/2020	12/29/2016	4,950,000	500,000
2,571,428	[2,3,4,5,6]	REI Agro Ltd., 8.342% (3-month USLIBOR +6.000%), 10/13/2014	10/31/2021- 3/11/2014	2,571,429	0
2,500,000	[2,3,4,5,6]	Vicentin SAIC, 6.410% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	275,000
4,921,053	[2,3,4,5]	Vicentin SAIC II, 10.793% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015- 2/21/2018	4,904,088	541,316
		TOTAL			19,152,016
		Electric Utilities—1.8%
5,644,068	[2]	Karpower Latam Solutions DMCC, 10.580% (SOFR CME +5.250%), 10/30/2026	8/29/2023	5,621,492	5,618,389
10,986,420	[2]	Qatar Electricity and Water Co., 10.667% (SOFR CME +5.320%), 6/30/2027	2/8/2024	10,801,248	10,789,498
		TOTAL			16,407,887
		Energy - Exploration & Production—11.5%
EUR 17,500,000	[2]	Axpo Solutions AG, 4.855% (3-month EURIBOR +1.050%), 7/31/2024	5/16/2024	19,017,253	18,738,628
$ 13,000,000	[2]	Azule Energy Holding Ltd., 9.820% (SOFR CME +4.500%), 7/29/2029	10/27/2022- 12/19/2022	13,000,000	13,118,949
11,478,261	[2]	BlueNord Energy Denmark A/S, 9.330% (SOFR CME +4.000%), 6/30/2030	6/7/2024	11,478,261	11,451,970
EUR 15,000,000	[2]	Borrower Prime Oil and Gas Cooperatief UA, parent holdco offshore in Netherlands, 9.344% (SOFR CME +4.000), 6/30/2029	3/28/2024	14,964,622	14,932,169
$ 9,363,036	[2]	Carmo Energy S.A., 8.064% (SOFR CME +5.280), 12/23/2027	6/30/2023	9,363,036	9,409,851
14,000,000	[2]	CC Energy Development Ltd., 9.370% (SOFR CME +3.750%), 7/1/2028	8/31/2022	14,000,000	14,000,000
2,010,150	[2,3,4,5]	SNPC, 8.081% (3-month USLIBOR +2.500%), 12/31/2033	4/1/2022	1,987,566	1,849,338
6,000,000	[2]	SOCAR Energy, 9.188% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	5,949,000	6,000,000
6,833,333	[2]	Sonangol Finance Ltd., 9.658% (1-month USLIBOR +4.200%), 1/31/2025	12/16/2022- 10/11/2023	6,783,981	6,833,333
8,976,190	[2]	Sonangol Finance Ltd., 10.708% (1-month USLIBOR +5.250%), 9/30/2026	9/15/2021- 4/25/2024	8,901,429	8,976,191
		TOTAL			105,310,429
		Energy - Gas Distribution—3.2%
3,039,716	[2]	Papua New Guinea Liquefied Natural Gas Global Co., 9.236% (6-month USLIBOR +3.500%), 6/15/2026	4/14/2023	3,009,318	3,039,716
13,398,512	[2]	Venture Global Calcasieu Pass, LLC, 8.069% (SOFR CME +2.625%), 8/19/2026	1/28/2021- 2/10/2023	13,031,686	13,398,512
12,604,028	[2]	Venture Global Plaquemines LNG, LLC, 7.319% (SOFR CME +1.975%), 5/25/2029	12/15/2022- 6/21/2024	12,184,029	12,604,028
		TOTAL			29,042,256

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Energy - Integrated Energy—4.4%
$ 16,500,000	[2]	BP Oil International Ltd., 6.154% (SOFR CME +5.344%), 7/12/2024	6/25/2024	$16,457,763	$ 16,457,763
15,000,000	[2]	Ecopetrol S.A., 6.744% (SOFR CME +1.250%), 8/16/2024	10/9/2023- 12/11/2023	14,977,500	14,999,707
3,000,000	[2]	Staatsolie Maatschappij Suriname NV, 11.085% (1-month USLIBOR +5.500%), 1/25/2028	6/30/2021- 5/22/2024	3,010,234	3,000,000
5,794,168	[2]	Staatsolie Maatschappij Suriname NV, 11.085% (SOFR CME +5.500%), 1/25/2028	6/30/2021- 5/22/2024	5,813,934	5,794,168
		TOTAL			40,251,638
		Energy - Oil Field Equipment & Services—6.1%
12,747,551	[2]	Alfa Lula Alto S.a.r.l., 7.682% (SOFR CME +2.100%), 1/15/2028	6/16/2023- 4/8/2024	12,828,229	12,828,229
3,874,429	[2]	Alfa Lula Alto S.a.r.l., 7.882% (SOFR CME +2.300%), 12/15/2029	6/16/2023- 4/8/2024	3,819,441	3,862,298
7,707,598	[2]	Beta Lula Central S.a.r.l. (Lux, Inc.), 7.882% (SOFR CME +2.300%), 6/15/2030	12/6/2023	7,670,489	7,741,080
17,909,144	[2]	Heritage Petrol Co. Ltd., 10.584% (SOFR CME +5.250%), 5/5/2029	11/9/2023- 5/22/2024	18,379,212	18,343,410
13,392,355	[2]	Sonasing Xikomba Ltd. (“Xikomba”), Bermuda, Inc., 7.885% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022- 11/4/2022	13,393,774	13,392,355
		TOTAL			56,167,372
		Energy - Oil Refining and Marketing—1.9%
17,585,231	[2]	Yinson Bergenia Production, 9.230% (SOFR CME +3.900%), 6/10/2028	3/6/2023- 6/24/2024	17,587,855	17,585,231
		Foreign Sovereign—7.5%
EUR 9,000,000	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 5.479% (3-month EURIBOR +1.650%), 7/20/2024	9/1/2023	9,603,034	9,636,803
1,591,200	[2]	Bank of Industry Ltd. Central Bank of Nigeria, 8.330% (3-month EURIBOR +4.500%), 2/14/2025	3/17/2020	1,745,865	1,704,096
12,428,572	[2]	Benin, Government of, 7.785% (6-month EURIBOR +3.950%), 4/30/2027	6/29/2023- 6/20/2024	13,434,215	13,310,385
12,500,000	[2]	Cote d’Ivoire, Government of, 6.852% (3-month EURIBOR +3.050%), 3/7/2025	5/21/2024	13,569,994	13,333,809
$ 101,925	[2]	Egypt, Government of, 7.887% (SOFR CME +2.500%), 8/27/2024	5/24/2023- 8/24/2023	101,925	101,925
5,590,909	[2]	Kenya, Government of, 12.152% (6-month USLIBOR +6.450%), 3/4/2026	4/16/2019- 2/16/2024	5,554,570	5,542,358
EUR 5,000,000	[2]	Minister of Finance of Ukraine, 7.819% (3-month EURIBOR +4.100%), 9/1/2026	8/26/2021	5,877,250	4,291,498
10,000,000	[2]	Senegal, Government of, 8.062% (3-month EURIBOR +4.350%), 3/1/2026	6/9/2023	10,745,998	10,709,505
$ 10,000,000	[2]	The Federal Republic of Nigeria acting by and through the Federal Ministry of Finance, Budget and National Planning of Nigeria (MOF), 11.558% (SOFR CME +5.950%), 12/30/2024	9/1/2022- 1/19/2023	10,000,000	10,000,000
		TOTAL			68,630,379
		Government Agency—5.4%
EUR 14,000,000	[2]	Republic of Senegal Via Ministry of Finance and Budget, 9.489% (6-month EURIBOR +5.800%), 12/22/2028	12/19/2023- 5/9/2024	15,241,892	14,993,306
9,532,292	[2]	Republic of Senegal, represented by the Ministry of Economy, Planning & Cooperation, 8.015% (3-month EURIBOR +4.350%), 12/12/2024	1/11/2023- 1/4/2024	10,348,067	10,208,612
7,500,000	[2]	The National Bank For Foreign Economic Activity of the Republic of Uzbekistan (NBU), 7.662% (3-month EURIBOR +3.750%), 9/5/2025	4/26/2024	8,021,360	8,006,390
15,000,000	[2]	The Republic De Cote D’Ivoire via The Ministre Des Finances Et Du Budget, 6.722% (3-month EURIBOR +3.000%), 12/19/2024	12/21/2023- 3/20/2024	16,344,657	16,064,257
		TOTAL			49,272,565
		Other—1.0%
$ 9,362,500	[2]	Ten FPSO, 8.468% (SOFR CME +3.125%), 3/15/2026	2/19/2024	8,866,301	8,936,626

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Pharmaceuticals—0.8%
EUR 7,221,460	[2]	Medina, 6.865% (3-month EURIBOR +3.000%), 4/30/2029	8/31/2023	$ 7,754,735	$ 7,659,884
		State/Provincial—3.6%
$ 13,915,956	[2]	Egypt, Government of, 9.048% (SOFR CME +4.000%), 6/12/2026	6/9/2024- 6/25/2024	13,915,956	13,819,267
10,000,000	[2]	Tanzania, Government of, 11.542% (SOFR CME +5.850%), 8/9/2026	5/20/2024	10,001,250	9,934,874
EUR 9,000,000	[2]	The Republic of Cote d’Ivoire acting through And Represented By The Des Finances Et Du Budget (Ministry Of Finance And Budget), 9.441% (3-month EURIBOR +5.750%), 1/8/2028	6/3/2024	9,811,365	9,639,893
		TOTAL			33,394,034
		Supranational—2.7%
$ 15,000,000		Africa Finance Corp., 6.059%, 1/17/2025	5/8/2024	14,926,500	15,000,000
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.695% (SOFR CME +1.350%), 8/23/2024	2/9/2023	4,936,750	4,994,422
5,000,000	[2]	Eastern and Southern African Trade and Development Bank, 6.797% (SOFR CME +1.450%), 8/23/2025	7/18/2023	4,876,750	5,000,000
		TOTAL			24,994,422
		Telecommunications - Wireless—7.2%
8,200,000	[2]	HTA Group Ltd., Inc., 9.847% (SOFR CME +4.500%), 9/13/2028	5/20/2024- 5/28/2024	8,004,200	8,017,668
13,440,000	[2]	IHS Holding Ltd., Cayman Islands Incorporation, 9.274% (SOFR CME +3.750%), 10/28/2025	12/13/2022- 4/23/2024	12,976,000	13,440,000
EUR 482,625	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 6.948% (3-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 12/21/2023	520,173	530,655
9,800,000	[2]	Phoenix Tower International (PTI) Iberica V, NewCo created and, Inc. in Spain, 7.108% (6-month EURIBOR +3.250%), 10/25/2030	10/19/2023- 5/9/2024	10,474,874	10,775,280
$ 8,000,000	[2]	Phoenix Tower International Spain ETVE, S.L.U., 9.335% (SOFR CME +4.000%), 8/10/2027	11/21/2022	7,944,000	8,113,398
EUR 13,250,000	[2]	TDC Net A/S, 6.173% (3-month EURIBOR +2.400%), 2/2/2027	3/28/2023- 5/8/2023	14,411,734	14,190,094
$ 11,000,000	[2]	Tillman Infrastructure ABS SUB 1, LLC, 8.310% (SOFR CME +3.000%), 4/23/2029	6/25/2024	10,945,000	10,945,000
		TOTAL			66,012,095
		Transportation - Transport Infrastructure/Services—2.5%
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme, 9.172% (6-month EURIBOR +5.500%), 9/25/2025	9/1/2022	7,461,001	8,081,577
$ 7,752,232	[2]	Impala Terminals Switzerland SAR, 8.510% (SOFR CME +3.000%), 8/13/2025	3/28/2023- 12/1/2023	7,629,617	7,690,757
7,500,000	[2]	ITG3 S.a.r.l, 8.708% (SOFR CME +3.250%), 2/15/2027	5/24/2024	7,501,750	7,490,859
		TOTAL			23,263,193
		Utility - Electric-Generation—3.9%
EUR 8,000,000	[2]	Eesti Energia A.S, 8.398% (6-month EURIBOR +4.500%), 5/11/2028	5/5/2023	8,813,999	8,567,604
$ 5,360,000	[2]	Karadeniz Powership Osman Khan Co. Ltd., 10.987% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	5,306,400	5,348,777
1,867,050	[2]	Karpower International DMCC (opco, Dubai) (“Karpower Reef”), 11.835% (SOFR CME +6.500%), 6/30/2026	3/20/2023	1,843,712	1,854,540
2,745,601	[2]	Karpowership, 10.207% (6-month USLIBOR +4.928%), 2/28/2025	7/30/2020	2,677,250	2,757,064
26,438,268,045	[2,7]	PT Maxpower, 0.000% (3-month USLIBOR +2.000%), 6/10/2039	3/6/2019	1,615,208	1,614,551
IDR 88,162,285,872	[2]	PT Maxpower, 7.750% (3-month USLIBOR +2.000%), 6/10/2039	3/6/2019	5,386,147	5,383,956
$ 3,457,530	[2]	SMN Barka Power Co. S.A.O.C., 6.947% (6-month USLIBOR +1.250%), 3/31/2026	12/2/2020	3,628,341	3,446,497

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
		TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
$ 6,461,538	[2]	The Sharjah Electricity and Water Authority, 7.522% (3-month USLIBOR +1.950%), 12/23/2025	12/21/2020	$ 6,450,231	$ 6,461,538
		TOTAL			35,434,527
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $857,276,659)			836,882,683
		INVESTMENT COMPANY—5.5%
50,293,515		Federated Hermes Government Obligations Fund, Premier Shares 5.23%[8] (IDENTIFIED COST $50,293,515)			50,293,515
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $907,570,174)			887,176,198
		OTHER ASSETS AND LIABILITIES - NET—3.3%[9]			30,373,274
		TOTAL NET ASSETS—100%			$917,549,472
At June 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
8/26/2024	Barclays Bank PLC	115,200,000	EUR	$124,029,423	$333,539
8/26/2024	CommonWealth Bank	3,800,000	EUR	$4,079,996	$(251)
9/18/2024	Bank Of America NA	113,660,000,000	IDR	$6,982,001	$49,787
9/26/2024	State Street Bank & Trust Company	117,350,000	EUR	$126,609,103	$415,293
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$798,368
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $18,252 and $1,617,313, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Value Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 3/31/2024	$131,011,881	$—	$131,011,881
Purchases at Cost	$89,724,196	$227,480,002	$317,204,198
Proceeds from Sales	$(220,726,694)	$(177,186,487)	$(397,913,181)
Change in Unrealized Appreciation/Depreciation	$(1,205)	$—	$(1,205)
Net Realized Gain/(Loss)	$(8,178)	$—	$(8,178)
Value as of 6/30/2024	$—	$50,293,515	$50,293,515
Shares Held as of 6/30/2024	—	50,293,515	50,293,515
Dividend Income	$698,495	$837,890	$1,536,385

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2024, these restricted securities amounted to $836,882,683, which represented 91.2% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	Zero coupon bond.
8	7-day net yield.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$836,882,683	$836,882,683
Investment Company	50,293,515	—	—	50,293,515
TOTAL SECURITIES	$50,293,515	$—	$836,882,683	$887,176,198
Other Financial Instruments[1]
Assets	$—	$798,619	$—	$798,619
Liabilities	—	(251)	—	(251)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$798,368	$—	$798,368

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2024	$784,552,654
Accreted/amortized discount/premiums	1,039,744
Realized gain (loss)	(1,289,392)
Change in unrealized appreciation/depreciation	(2,380,331)
Purchases	301,870,982
(Sales)	(246,910,974)
Balance as of 6/30/2024	$836,882,683
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2024	$(2,969,455)

The following acronym(s) are used throughout this portfolio:
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate